10-K Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, net
As of December 31, 2023 and 2022, property and equipment, net consists of:

As of December 31,	2023	2022
	($ in thousands)
Computer software	$9,993	$6,174
Leasehold improvements	503	503
Furniture and equipment	126	126
Property and equipment, cost	10,621	6,803
Accumulated depreciation	(3,020)	(753)
Property and equipment, net	$7,601	$6,050